Intangible Assets - Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 13,296
2020	9,508
2021	3,053
2022	215
Net book value	$ 26,072	$ 17,210